INCOME TAX (Details 11) $ in Millions	Dec. 31, 2018 COP ($)
Disclosure Of Income Tax [Abstract]
Income Tax loss carryforward Minimum Base	$ 224,817
Unused Tax Losses for Which Deferred Tax Asset Recognised	$ 74,190